Debt instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of debt instruments

Debt instruments comprise the following at December 31:

	2018	2017
	US$'000	US$'000
Unsecured notes carried at amortised cost
Principal amount	350,000	350,000
Unamortised issuance costs	(8,343)	(10,668)
Accrued coupon interest	10,937	10,938
Total	352,594	350,270

Amount due for settlement within 12 months	10,937	10,938
Amount due for settlement after 12 months	341,657	339,332
Total	352,594	350,270